TRUST

for Credit Unions

Semi-Annual Report

February 28, 2002

TCU ECONOMIC SUMMARY

SEMI-ANNUAL REPORT ECONOMIC COMMENTARY/OUTLOOK

Economic Summary

      Throughout much of the period covered by this report, the U.S. economy was in the midst of a mild recession. While it was initially assumed that this was triggered by the September 11th terrorist attacks, economic data pointed to the contraction beginning in March 2001. To stimulate the economy the Federal Reserve Board (the “Fed”) lowered its federal funds rate (the rate U.S. banks charge each other for overnight loans) a record 11 times during 2001, including four times following the attacks.

      As we write this letter, there is mounting evidence that an economic recovery is taking place. The U.S. gross domestic product (GDP) registered a gain in the fourth quarter 2001, aided by a rise in consumer and government spending. As such, the Fed chose not to lower interest rates during its January 2002 meeting, and on March 7, Fed Chairman Alan Greenspan stated that “the evidence increasingly suggests that an economic expansion is already well underway.” In particular, manufacturing, consumer spending, and personal income has risen in recent weeks.

The Bond Market: Rising Prices and an Eye Toward an Economic Rebound

      Bonds generally performed well during the six-month reporting period that ended February 28, 2002. As yields fell, bond prices rose (bond prices and yields move in the opposite direction). As the period began, the Fed continued to aggressively ease short-term interest rates in the wake of the September 11 terrorist attacks. The fed funds rate was lowered in each of the last four months of 2001, ending the year at 1.75%, its lowest level in 40 years.

      Following stronger than expected economic data, the Fed chose to hold rates steady at its meeting in January. The Fed’s decision was consistent with market sentiment that the easing cycle had ended. Therefore, Treasury performance was roughly unchanged in January.

      While consumer confidence expectations, driven by business sentiment and business confidence, remained high, continued accounting issues related to Enron’s bankruptcy, uncertainty about rating agency methodology, and poor performance in equities and the corporate bond sector caused the market to see a mild flight to quality. As a result, Treasury yields fell in February, particularly in the intermediate part of the curve, where five- and 10-year yields declined roughly 16 basis points.

Outlook

      We continue to see emerging strength in several key areas of the economy, including the manufacturing sector. Based on this, and the fact that short-term interest rates are at abnormally low levels, we expect the Federal Reserve Board to move interest rates higher toward mid to late summer, bringing them closer to trend levels. However, market performance is expected to remain volatile, due to accounting issues related to Enron’s bankruptcy and uncertainty surrounding rating agency methodology.

Sincerely,

Charles W. Filson
President
Callahan Financial Services, Inc.
And Trust For Credit Unions
March 18, 2002
James A. McNamara
Managing Director
Goldman Sachs Asset Management

An investment in a portfolio is not a Credit Union Deposit and is not insured by the National Credit Union Share Insurance Fund, the National Credit Union Administration or any other government agency. An investment in a portfolio involves risks, including possible loss of principal. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

TCU MONEY MARKET PORTFOLIO

Objective

      The objective of the TCU Money Market Portfolio (“MMP” or the “Portfolio”) is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity through investments in high-quality money market instruments authorized under the Federal Credit Union Act.

Performance Review

      For the six-month period that ended February 28, 2002, the MMP had a simple average yield of 2.22%. This compared to the 1.96% return of the iMoneyNet Money Fund Report Averages for all taxable money market funds. As of February 28, 2002, the Portfolio had a seven-day current yield of 1.70% and an effective yield of 1.71%. As of that date, the Portfolio’s seven-day current and effective yield without fee waivers would have been 1.53% and 1.54%, respectively. The past performance of the Fund is no indication of its future results.

Portfolio Composition and Investment Strategies

      Portfolio strategy and composition changed throughout the period, as the supply of domestic bank issued securities continued to diminish. As a result, allocations to U.S. government agency securities increased while our holdings in bank issued products declined.

Portfolio Composition as of February 28, 2002*

*	These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Economic reports in recent days have built on earlier signs that a U.S. recovery is underway. The labor markets improved in February, with payrolls rising and the unemployment rate posting a second consecutive decline. In addition, reports from major retailers suggest that consumer demand was firm in February. At the same time, decelerating wage growth and strong productivity gains imply that inflation is not a near-term threat.

      In terms of interest rates, we anticipate that the Fed will tighten monetary policy modestly in 2002, with 25 basis point hikes during its June, August and September meetings. We then expect the Fed to take a break from tightening as the economy slows to a below-trend growth pace in the second half of 2002. Our year-end federal funds forecast is now 2.5%.

      As a result, we expect to maintain a neutral weighted average maturity in an effort to benefit from a rising interest rate environment. We anticipate a continued decline in bank issued money market securities and will therefore focus on increasing the Portfolio’s exposure to the government securities market.

TCU GOVERNMENT SECURITIES PORTFOLIO

Objective

      The TCU Government Securities Portfolio (“GSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. The Portfolio invests primarily in mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. GSP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of a Six-Month U.S. Treasury Security and no longer than that of a One-Year U.S. Treasury Security. As of February 28, 2002, its actual duration was 0.75 years, compared to 0.72 years for a Nine-Month Treasury Security.

Performance Review

      For the six-month period that ended February 28, 2002, the cumulative return of GSP was 3.03% versus the 2.14% total return for the nine-month Treasury average. (The Nine-Month Treasury Security, represents the average weighted return of the Six-Month Treasury Security and the One-Year U.S. Treasury Note Index as reported by Merrill Lynch. The Nine-Month Treasury Security does not reflect any fees or expenses.) The past performance of the Fund is no indication of its future results.

      The Portfolio’s net asset value rose during the review period, closing at $9.76, versus $9.72 six months ago. As of February 28, 2002, the Portfolio’s 30-day distribution rate was 5.14% and its Standardized 30-day yield was 3.99%.

Portfolio Composition and Investment Strategies

      With interest rates falling during much of the reporting period, mortgage-backed security (MBS) prepayment activity increased. As such, we continued to look for ways to protect the Portfolio by emphasizing securities with structural benefits for call protection.

Portfolio Composition* (as of February 28, 2002)

Issuer Allocation*

*	The percentages shown are of total Portfolio investments. These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Over the next few months, as the economy continues its recovery, we expect mortgage prepayment rates to fall as interest rates rise. In addition, we believe that yields should move closer to trend levels toward the middle of the year. However, supply technicals may weaken mortgage spreads in the near term. Similarly, in agency debentures, heavy supply may weigh on the sector in the short term. Therefore, we are neutral on agencies relative to mortgage pass-throughs and adjustable-rate mortgages. We continue to find 15-year mortgages attractive relative to 30-year pass-throughs.

TCU MORTGAGE SECURITIES PORTFOLIO

Objective

      The TCU Mortgage Securities Portfolio (“MSP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. The Portfolio invests in mortgage-related securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises and in mortgage securities rated AA or better by nationally recognized rating agencies. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. MSP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the Two-Year U.S. Treasury Security. As of February 28, 2002, the Portfolio’s actual duration was 1.84 years, versus 1.92 years for its benchmark.

Performance Review

      The Portfolio’s cumulative return for the six-month period ended February 28, 2002 was 3.41%, versus a 3.23% return for the Two-Year U.S. Treasury Note. The Portfolio’s net asset value rose during the review period, closing at $9.89 versus $9.84 six months ago. As of February 28, 2002, the Portfolio’s 30-day distribution rate was 5.94% and the Standardized 30-day yield was 5.19%. The past performance of the Fund is no indication of its future results.

Portfolio Composition and Investment Strategies

      With interest rates falling during much of the reporting period, mortgage-backed security (MBS) prepayment activity increased. As such, we continued to look for ways to protect the Portfolio by emphasizing securities with structural benefits for call protection.

Portfolio Composition* (as of February 28, 2002)

Issuer Allocation*

*	The percentages shown are of total Portfolio investments. These percentages may differ from those in the accompanying Statement of Investments, which reflect Portfolio holdings as a percentage of net assets.

Looking Ahead

      Over the next few months, as the economy continues its recovery, we expect mortgage prepayment rates to fall as interest rates rise. In addition, we believe that yields should move closer to trend levels toward the middle of the year. However, supply technicals may weaken mortgage spreads in the near term. Similarly, in agency debentures, heavy supply may weigh on the sector in the short term. Therefore, we are neutral on agencies relative to mortgage-pass-throughs and adjustable-rate mortgages. We continue to find 15-year mortgages attractive relative to 30-year pass-throughs.

TCU PORTFOLIO DISTRIBUTION POLICY

      As required by tax law, all mutual funds, including the three TCU Portfolios, must distribute substantially all of the taxable income they generate each year.

      For the TCU Money Market Portfolio, substantially all of the net investment income and net short-term capital gains will be declared as a dividend on a daily basis and paid monthly. If the Portfolio were to realize any net long-term capital gains, they would be distributed at least annually.

      For the TCU Government Securities Portfolio and the TCU Mortgage Securities Portfolio, dividends are paid monthly based on the income each Portfolio is expected to generate during the month. The amount of the dividend will reflect changes in interest rates (i.e., as interest rates increase, dividends will increase and as interest rates decline, dividends will be reduced). In addition, because these TCU Portfolios invest in mortgage securities that are subject to prepayments, we cannot precisely predict the amount of principal and interest that a Portfolio will receive. Therefore, at times, a Portfolio may distribute amounts above or below current income levels. Any excess income, over-distributions or net capital gains generated will be paid in a special distribution or adjusted at least annually.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit (3.6%)
Citibank, N.A.
$25,000	1.80%	05/20/2002	$25,000
J.P. Morgan Chase & Co., N.A.
50,000	1.77	04/05/2002	50,000

Total Certificates of Deposit			$75,000

Government Agency Securities (34.3%)
Federal Home Loan Mortgage Association
$300,000	1.82%	03/01/2002	$300,000
40,830	1.60	03/12/2002	40,810
Federal National Mortgage Association
275,000	1.82	03/01/2002	275,000
100,000	2.35	03/21/2002	99,870

Total Government Agency Securities			$715,680

Time Deposits (10.8%)
Branch Banking & Trust Co.
$75,000	1.84%	03/01/2002	$75,000
Regions Bank
75,000	1.88	03/01/2002	75,000
State Street Bank & Trust Co.
75,000	1.88	03/01/2002	75,000

Total Time Deposits			$225,000

Variable Rate Obligations# (3.5%)
Federal Home Loan Bank
$40,000	1.76%	05/19/2002	$39,985
Federal National Mortgage Association
33,000	1.75	03/01/2002	32,988

Total Variable Rate Obligations			$72,973

Repurchase Agreements* (47.8%)
C.S. First Boston Corp.
$150,000	1.61%	04/17/2002	$150,000
Maturity Value: $150,604 Dated: 01/17/2002
Joint Account+
344,900	1.88	03/01/2002	344,900
Joint Account II+
300,000	1.90	03/01/2002	300,000
UBS Warburg LLC
150,000	1.79	05/31/2002	150,000
Maturity Value: $150,850 Dated: 02/06/2002
50,000	1.83	06/28/2002	50,000
Maturity Value: $ 50,320 Dated: 02/22/2002

Total Repurchase Agreements			$994,900

Total Investments			$2,083,553

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2002. Maturity date shown is the date of the next coupon rate reset or actual maturity.

+	Repurchase agreement was entered into on February 28, 2002.

*	At February 28, 2002, these agreements were fully collateralized by U.S. Treasury Obligations and Federal Agency Obligations.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (84.8%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (14.8%)
$1,475	6.13%	08/01/2017	$1,487
1,672	6.42	01/01/2018	1,681
2,457	6.28	04/01/2018	2,545
912	6.35	05/01/2018	921
320	6.47	05/01/2018	322
2,187	7.45	05/01/2018	2,246
2,424	6.35	08/01/2019	2,467
3,323	6.52	08/01/2019	3,380
14,616	7.01	11/01/2019	15,077
1,930	6.42	07/01/2021	1,960
2,266	6.31	11/01/2021	2,300
1,634	6.32	02/01/2022	1,657
8,349	6.52	02/01/2022	8,561
6,616	6.60	04/01/2022	6,832
781	5.96	11/01/2022	782
1,006	6.34	11/01/2022	1,017
4,718	6.45	11/01/2022	4,857
4,732	6.56	11/01/2022	4,837
2,966	6.47	06/01/2024	3,031
507	6.72	10/01/2024	521
1,720	7.36	10/01/2025	1,771
819	5.85	02/01/2028	825
1,231	5.88	04/01/2028	1,244
21,037	6.50	04/01/2028	21,518
9,752	8.47	08/01/2028	10,069
537	5.85	07/01/2029	551
1,943	6.20	05/01/2031	2,010

Total Adjustable Rate FHLMC			$104,469

Adjustable Rate Federal National Mortgage Association (FNMA) # (38.9%)
$1,200	7.18%	10/01/2013	$1,230
1,518	5.58	03/01/2017	1,516
962	7.24	07/01/2017	1,016
768	5.70	11/01/2017	779
900	6.38	11/01/2017	934
499	6.63	11/01/2017	504
4,627	5.88	12/01/2017	4,754
1,164	6.02	03/01/2018	1,177
669	6.00	04/01/2018	688
550	5.94	05/01/2018	563
908	5.98	06/01/2018	918
121	6.75	06/01/2018	123
3,045	6.18	08/01/2018	3,124
4,411	6.30	09/01/2018	4,648
476	6.08	11/01/2018	491
2,263	6.20	12/01/2018	2,339
4,325	6.21	12/01/2018	4,563
1,035	5.94	05/01/2019	1,058
7,199	5.96	06/01/2019	7,397
1,181	6.12	07/01/2019	1,219
3,724	7.01	12/01/2019	3,775
1,551	6.09	01/01/2020	1,601
1,805	6.82	03/01/2020	1,856
599	5.57	05/01/2020	615
5,776	6.68	05/01/2020	5,962
2,414	6.10	12/01/2020	2,457
4,022	5.35	12/25/2020	3,866
13,875	6.34	01/01/2021	14,317
5,868	6.00	04/01/2021	6,026
24,093	6.30	09/01/2021	24,762
321	5.89	10/01/2021	320
1,240	6.39	11/01/2021	1,274
7,666	6.62	02/01/2022	8,366
2,314	6.12	05/01/2022	2,361
10,396	6.33	09/01/2022	10,702
1,280	7.84	01/01/2023	1,313
1,417	6.04	03/01/2024	1,440
5,833	6.20	09/01/2025	5,933
1,998	5.63	10/01/2025	2,016
1,684	6.04	07/01/2027	1,732

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA—(Continued)
$1,193	5.79%	10/01/2027	$1,210
3,682	6.67	07/01/2028	3,789
15,328	6.69	02/01/2029	15,759
256	6.36	01/01/2031	262
10,165	6.14	07/01/2031	10,449
27,696	6.46	09/01/2031	28,951
11,473	6.46	11/01/2031	11,944
23,095	5.49	06/01/2040	23,583
21,281	6.92	12/01/2040	22,096
16,649	3.42	04/01/2041	16,845

Total Adjustable Rate FNMA			$274,623

Adjustable Rate Government National Mortgage Association (GNMA) # (1.8%)
$1,085	6.63%	11/20/2020	$1,118
371	6.75	09/20/2021	380
2,495	6.38	05/20/2022	2,548
1,672	6.75	09/20/2022	1,712
2,064	6.38	03/20/2023	2,097
1,905	6.75	07/20/2023	1,951
1,412	6.75	09/20/2023	1,446
1,685	6.75	09/20/2025	1,724

Total Adjustable Rate GNMA			$12,976

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (7.8%)
$2,809	6.00%	07/01/2008	$2,906
8,159	6.00	05/01/2009	8,442
1,788	6.50	11/01/2010	1,864
1,453	6.00	04/01/2011	1,503
6,177	6.50	09/01/2013	6,416
3,473	6.50	10/01/2013	3,604
3,466	6.50	05/01/2014	3,596
2,547	6.50	06/01/2014	2,637
10,659	8.00	12/01/2015	11,287
2,232	6.50	07/01/2016	2,315
9,993	7.50	01/01/2032	10,418

Total Fixed Rate FHLMC			$54,988

Fixed Rate Federal National Mortgage Association (FNMA) (4.7%)
$2,222	7.00%	10/01/2002	$2,264
1,412	7.00	03/01/2004	1,453
40	7.00	04/01/2004	41
1,551	6.00	06/01/2004	1,557
219	6.00	06/01/2008	225
2,365	6.00	07/01/2008	2,443
770	6.00	09/01/2008	796
872	6.00	10/01/2008	900
1,200	6.00	12/01/2008	1,240
3,131	6.00	01/01/2009	3,235
392	6.00	02/01/2009	405
479	6.00	03/01/2009	495
4,358	7.00	04/01/2009	4,566
9,836	6.00	11/01/2016	9,996
3,370	6.50	09/01/2024	3,455

Total Fixed Rate FNMA			$33,071

Fixed Rate Government National Mortgage Association (GNMA) (0.9%)
$33	8.00%	02/15/2011	$35
18	8.00	09/15/2011	19
18	8.00	11/15/2011	19
22	8.00	10/15/2014	24
940	8.00	01/15/2015	999
1,772	8.00	04/15/2015	1,882
828	8.00	05/15/2015	880
860	8.00	06/15/2015	914
1,191	8.00	07/15/2015	1,265
29	8.00	09/15/2015	31

Total Fixed Rate GNMA			$6,068

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Collateralized Mortgage Obligations (CMOs) (15.9%) Regular Floater CMOs # (8.6%)
FHLMC Series 1009, Class D
$501	2.48%	10/15/2020	$503
FHLMC Series 1066, Class P
1,520	2.78	04/15/2021	1,527
FHLMC Series 1448, Class F
3,000	3.28	12/15/2022	3,079
FHLMC Series 1555, Class FA
2,265	3.08	08/15/2008	2,349
FHLMC Series 1575, Class FA
3,000	3.38	08/15/2008	3,057
FHLMC Series 16, Class FC
270	2.98	08/25/2023	270
FHLMC Series 1698, Class FA
2,966	2.68	03/15/2009	2,987
FHLMC Series 1715, Class FA
10,000	4.42	04/15/2024	10,073
FNMA REMIC Trust Series 1992-137, Class F
11,769	2.88	08/25/2022	12,146
FNMA REMIC Trust Series 1992-155, Class FC
5,000	2.73	09/25/2007	5,116
FNMA REMIC Trust Series 1992-161, Class F
1,355	4.49	11/25/2021	1,366
FNMA REMIC Trust Series 1993-27, Class F
15,085	3.03	02/25/2023	15,313
FNMA REMIC Trust Series G93-27, Class F
2,910	3.21	08/25/2023	2,872

Total Regular Floater CMOs			$60,658

Planned Amortization Class (PAC) CMOs (4.5%)
FHLMC Series 1331, Class O
$8,810	8.00%	07/15/2007	$9,445
FHLMC Series 1993-15, Class J
7,000	6.75	03/25/2022	7,347
FHLMC Series 2111, Class TB
2,885	6.00	02/15/2008	2,957
FNMA Series 1993-181, Class G
9,000	6.25	06/25/2008	9,368
FNMA Series 1999-55, Class PA
2,524	7.00	06/18/2013	2,611

Total PAC CMOs			$31,728

Sequential Fixed Rate CMOs (2.8%)
FHLMC Series 1843, Class C
$943	7.00%	09/15/2022	$953
FHLMC Series 2152, Class AB
14,320	6.25	01/15/2026	14,703
FNMA REMIC Trust Series 1997-31, Class C
2,247	6.00	12/18/2010	2,293
FNMA REMIC Trust Series 1996-68, Class C
210	6.50	08/18/2018	210
FNMA REMIC Trust Series G93-33, Class G
2,055	6.25	05/25/2019	2,078

Total Sequential Fixed Rate CMOs			$20,237

Total Collateralized Mortgage Obligations			$112,623

Total Mortgage-Backed Obligations (cost $597,355)			$598,818

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures (2.5%)
Federal Home Loan Bank
$4,000	6.57%	06/18/2004	$4,264
Small Business Administration
3,032	2.58#	03/25/2014	3,032
Sri Lanka Aid
10,000	2.20#	11/01/2024	10,003

Total Agency Debentures (cost $17,344)			$17,299

Repurchase Agreement (15.3%)
Joint Account II+
$108,000	1.90%	03/01/2002	$108,000

Total Repurchase Agreement (cost $108,000)			$108,000

Total Investments (cost $722,699)			$724,117

#	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2002.

+	Repurchase agreement was entered into on February 28, 2002.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (78.0%)

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (15.4%)
$192	7.00%	12/01/2007	$202
486	7.00	03/01/2009	511
714	7.00	04/01/2009	750
3,454	6.00	05/01/2009	3,573
6,701	7.00	06/01/2009	7,041
4,842	6.00	03/01/2012	5,010
3,695	6.50	12/01/2012	3,835
5,025	7.00	04/01/2013	5,272
2,186	6.50	05/01/2013	2,273
558	6.50	06/01/2013	579
6,658	6.50	07/01/2013	6,908
5,207	6.50	07/01/2014	5,392
643	8.00	07/01/2014	686
4,666	6.50	09/01/2014	4,832
240	7.00	03/01/2015	250
3,792	6.50	05/01/2015	3,935
1,226	6.50	07/01/2016	1,272
1,278	8.00	09/01/2017	1,365
3,167	8.00	11/01/2017	3,363
9,993	7.50	01/01/2032	10,418

Total Fixed Rate FHLMC Gold			$67,467

Fixed Rate Federal National Mortgage Association (FNMA) (11.6%)
$58	7.50%	12/01/2006	$62
447	6.00	09/01/2007	453
9,165	6.50	04/01/2009	9,571
435	6.00	11/01/2009	450
101	7.50	09/01/2010	107
163	7.50	07/01/2012	172
2,617	6.00	01/01/2013	2,678
16	8.00	01/01/2013	17
4,087	6.50	06/01/2013	4,242
1,433	6.50	07/01/2013	1,487
847	6.50	08/01/2013	880
1,189	6.00	11/01/2013	1,217
94	6.50	11/01/2013	98
38	6.50	01/01/2014	40
1,030	6.50	12/01/2014	1,066
781	6.00	06/01/2015	798
650	6.00	07/01/2016	661
755	6.00	08/01/2016	767
1,633	6.00	09/01/2016	1,660
14,453	5.50	10/01/2016	14,418
9,500	6.00	11/01/2016	9,655

Total Fixed FNMA			$50,499

Fixed Rate Government National Mortgage Association (GNMA) (3.3%)
$203	6.00%	07/15/2008	$211
66	6.00	08/15/2008	68
1,453	6.00	09/15/2008	1,509
1,076	6.00	10/15/2008	1,118
309	6.00	11/15/2008	321
219	6.00	12/15/2008	227
279	6.00	01/15/2009	290
108	6.00	02/15/2009	112
112	6.00	05/15/2009	116
12	8.50	07/15/2009	13
5	8.50	09/15/2009	5
7	8.50	12/15/2009	8
440	8.50	01/15/2010	470
417	8.50	02/15/2010	445
316	8.50	03/15/2010	337
112	8.50	04/15/2010	119
99	8.50	05/15/2010	105
444	8.50	06/15/2010	475

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$101	8.50%	07/15/2010	$107
93	8.50	08/15/2010	99
118	8.50	10/15/2010	126
383	8.50	11/15/2010	409
368	8.50	12/15/2010	393
485	8.50	09/15/2011	517
329	8.50	10/15/2011	350
232	8.50	03/15/2012	248
430	8.50	07/15/2012	457
989	8.00	04/15/2015	1,051
816	8.00	05/15/2015	867
1,408	8.00	06/15/2015	1,496
172	8.00	08/15/2015	183
963	6.50	08/15/2016	999
1,037	6.50	10/15/2016	1,076

Total Fixed GNMA			$14,327

Collateralized Mortgage Obligations (CMOs) (47.7%)
Adjustable Rate CMOs # (6.0%)
Chase Mortgage Finance Corp. Series 1995-A, Class A
$239	6.56%	04/25/2025	$240
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
1,683	6.36	09/25/2022	1,722
DLJ Mortgage Acceptance Corp. Series 1993-Q3, Class A2
604	6.76	03/25/2023	611
Federal National Mortgage Association
4,399	6.46	01/01/2021	4,540
Imperial Savings Association Series 1988-3, Class A
511	6.04	01/25/2018	515
Resolution Trust Corp. Series 1995-1, Class A3
2,886	6.16	10/25/2028	2,892
Resolution Trust Corp. Series 1995-1, Class M3
962	6.16	10/25/2028	967
Resolution Trust Corp. Series 1995-2, Class M3
1,809	5.88	05/25/2029	1,864
Salomon Brothers Mortgage Securities VII Series 1993-2, Class A1A
1,164	7.00	03/25/2023	1,167
Salomon Brothers Mortgage Securities VII Series 1994-20, Class A
1,406	7.31	01/12/2024	1,405
Washington Mutual Series 2001-AR1, Class 1A4
9,850	5.91	09/25/2031	10,025

Total Adjustable Rate CMOs			$25,948

Regular Floater CMOs # (5.5%)
CMC Securities Corp. III Series 1994-A, Class A17
$4,171	3.00%	02/25/2024	$4,235
FHLMC Series 1448, Class F
7,000	3.28	12/15/2022	7,185
FNMA REMIC Trust Series 1994-65, Class FB
10,000	4.45	01/25/2023	9,844
FNMA Series 1993-220, Class PF
2,698	4.50	09/25/2013	2,687

Total Regular Floater CMOs			$23,951

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Mezzanine CMO (1.8%)
FNMA Series 2001-42, Class HG
$7,250	10.00%	09/25/2016	$7,958

Planned Amortization Class (PAC) CMOs (9.5%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
$10,152	7.00%	04/25/2025	$10,554
Chemical Mortgage Securities Inc. Series 1994-1, Class A1
188	6.25	01/25/2009	188
Countrywide Funding Corp. Series 1993-2, Class A4
4,025	6.50	10/25/2008	4,070
Countrywide Funding Corp. Series 1993-9, Class A3
624	6.50	01/25/2009	631
FNMA REMIC Trust Series 1993-35, Class H
5,819	6.75	02/25/2008	6,019
FNMA REMIC Trust Series G93-31, Class PJ
7,000	6.55	10/25/2020	7,235
Norwest Asset Securities Corp. Series 1998-17, Class A2
3,006	6.25	08/25/2028	3,024
Paine Webber Mortgage Acceptance Corp. Series 1993-6, Class A3
52	6.90	08/25/2008	51
Prudential Home Mortgage Securities Series 1993-36, Class A12
5,802	7.25	10/25/2023	5,996
Prudential Home Mortgage Securities Series 1994-1, Class A10
1,030	6.00	02/25/2009	1,035
Residential Funding Mortgage Securities I Series 1993-S45, Class A1
492	6.50	12/25/2023	496
Salomon Brothers Mortgage Securities VII Series 1996-6K, Class A1
879	7.00	10/30/2003	879
Structured Mortgage Securities Corp. Series 1994-1, Class A2
1,312	6.56	05/25/2009	1,350

Total PAC CMOs			$41,528

Sequential Fixed Rate CMOs (21.4%)
American Housing Trust Series VI, Class 1-I
$5,419	9.15%	05/25/2020	$5,800
FHLMC Series 1301, Class F
4,874	7.00	03/15/2007	5,057
FHLMC Series 1342, Class H
9,423	7.50	08/15/2007	9,947
First Nationwide Trust Series 1999-5, Class 1PA1
9,387	7.00	01/19/2030	9,678
FNMA REMIC Trust Series 1992-53, Class G
7,248	7.00	04/25/2007	7,527
FNMA REMIC Trust Series 1993-131, Class Z
6,005	7.00	07/25/2008	6,293
FNMA Series 1988-12, Class A
1,135	10.00	02/25/2018	1,261
GE Capital Mortgage Services, Inc. REMIC Series 1994-7, Class A12
10,368	6.00	02/25/2009	10,546
Independent National Mortgage Corp. Series 1994-Q, Class A11
2,202	7.50	09/25/2014	2,312

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Sequential Fixed Rate CMOs—(Continued)
Norwest Asset Securities Corp. Series 1997-5, Class A5
$8,093	7.00%	04/25/2012	$8,390
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
9,604	7.00	07/25/2027	9,969
Prudential Home Mortgage Securities Series 1995-7, Class A7
931	7.00	11/25/2025	938
Residental Asset Securitization Trust Series 1997-A3, Class A5
1,163	7.75	05/25/2027	1,172
Salomon Brothers Mortgage Securities VII Series 1999-6, Class A1
7,613	6.50	12/20/2029	7,796
Structured Asset Securities Corp. Series 2000-3, Class 1A7
6,400	8.00	07/25/2030	6,688

Total Sequential Fixed Rate CMOs			$93,374

Targeted Amortization Class (TAC) CMOs (3.5%)
Countrywide Funding Corp. Series 1994-2, Class A10A
$5,625	6.50%	02/25/2009	$5,706
Housing Securities, Inc. Series 1993-G, Class G6
4,000	6.63	01/25/2009	4,141
Prudential Home Mortgage Securities Series 1993-26, Class A9
5,569	7.00	07/25/2008	5,605

Total TAC CMOs			$15,452

Total Collateralized Mortgage Obligations (CMOs)			$208,211

Total Mortgage-Backed Obligations (cost $335,741)			$340,504

Agency Debentures (10.0%)
Federal Home Loan Mortgage Corp.
$3,000	5.00%	01/15/2004	$3,103
25,900	6.25	07/15/2004	27,523
Federal National Mortgage Association
10,000	4.65	12/19/2005	10,058
Student Loan Marketing Association
3,000	4.75	04/23/2004	3,080

Total Agency Debentures (cost $43,443)			$43,764

U.S. Treasury Obligations (11.1%)
United States Treasury Notes
$19,000	3.00%	01/31/2004	$19,002
4,000	6.75	05/15/2005	4,366
11,000	6.50	10/15/2006	12,042
12,000	6.00	08/15/2009	12,921

Total U.S. Treasury Obligations (cost $48,096)			$48,331

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

February 28, 2002
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement (6.5%)
Joint Account II+
$28,300	1.90%	03/01/2002	$28,300

Total Repurchase Agreement (cost $28,300)			$28,300

Total Investments (cost $455,580)			$460,899

# Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2002.
+ Repurchase agreement was entered into on February 28, 2002.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviation: REMIC—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2002
(Unaudited)

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

ASSETS
Investment in securities, at value (identified cost $1,088,652,837, $614,699,442, $427,280,120, respectively)	$1,088,652,837	$616,116,974	$432,598,885
Repurchase agreements	994,900,000	108,000,000	28,300,000
Cash	—	35,552	84,028
Receivables:
Investment securities sold	49,997,475	3,749,383	7,153,329
Interest	959,109	3,536,713	2,500,739
Fund shares sold	879,688	2,300,000	2,312,305
Other assets	3,427	2,319	1,637

Total assets	2,135,392,536	733,740,941	472,950,923

LIABILITIES
Payables:
Due to Bank	49,907,819	—	—
Investment securities purchased	—	25,428,878	34,878,110
Dividends	1,413,078	2,060,203	1,490,093
Advisory fees	113,023	106,408	67,607
Administration fees	32,292	53,204	16,902
Accrued expenses and other liabilities	435,921	12,663	39,904

Total liabilities	51,902,133	27,661,356	36,492,616

NET ASSETS
Paid-in capital	2,083,490,403	723,064,092	440,774,612
Accumulated undistributed (distribution in excess of) net investment income	—	(3,114,592)	310,280
Accumulated net realized loss on investment transactions	—	(15,287,447)	(9,945,350)
Net unrealized gain on investments	—	1,417,532	5,318,765

Net assets	$2,083,490,403	$706,079,585	$436,458,307

Net asset value & public offering price per unit (net assets/units outstanding)	$1.00	$9.76	$9.89

UNITS OUTSTANDING
Total units outstanding, $0.001 par value (unlimited number of units authorized)	2,083,490,403	72,360,177	44,123,414

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2002
(Unaudited)

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$23,139,274	$14,486,743	$13,451,937

Expenses:
Advisory fees	1,552,404	646,112	444,372
Administration fees	985,347	323,056	111,093
Custodian fees	226,072	44,819	95,331
Registration fees	227,922	1,699	297
Professional fees	33,618	11,861	12,603
Trustees’ fees	23,531	7,389	7,593
Transfer Agent fees	—	2,315	775
Other expenses	12,964	30,385	31,538

Total expenses	3,061,858	1,067,636	703,602
Less—expense reductions	(1,651,530)	(436)	(1,266)

Net expenses	1,410,328	1,067,200	702,336

Net investment income	21,728,946	13,419,543	12,749,601
Net realized gain on investment transactions	—	2,221,136	2,626,267
Net change in unrealized gain (loss) on investments	—	3,577,677	29,008

Net increase in net assets resulting from operations	$21,728,946	$19,218,356	$15,404,876

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended February 28, 2002
(Unaudited)

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From Operations:
Net investment income	$21,728,946	$13,419,543	$12,749,601
Net realized gain from investment transactions	—	2,221,136	2,626,267
Net change in unrealized gain (loss) on investments	—	3,577,677	29,008

Net increase in net assets resulting from operations	21,728,946	19,218,356	15,404,876

Distributions to Unitholders:
From net investment income	(21,728,946)	(16,778,866)	(12,764,326)

Total distributions to Unitholders	(21,728,946)	(16,778,866)	(12,764,326)

From Unit Transactions:
Proceeds from sales of units	6,437,279,156	124,188,393	34,960,100
Reinvestment of dividends and distributions	13,560,190	3,686,793	3,098,361
Cost of units repurchased	(6,349,162,836)	(31,448,005)	(85,506,545)

Net increase (decrease) in net assets resulting from unit transactions	101,676,510	96,427,181	(47,448,084)

Total increase (decrease)	101,676,510	98,866,671	(44,807,534)

Net assets:
Beginning of period	1,981,813,893	607,212,914	481,265,841

End of period	$2,083,490,403	$706,079,585	$436,458,307

Accumulated undistributed (distributions in excess of) net investment income	$—	$(3,114,592)	$310,280

Summary of Unit Transactions:
Units sold	6,437,279,156	12,706,022	3,529,576
Reinvestment of dividends and distributions	13,560,190	377,052	312,544
Units repurchased	(6,349,162,836)	(3,213,698)	(8,611,652)

Increase (decrease) in units outstanding	101,676,510	9,869,376	(4,769,532)

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended August 31, 2001

	Money	Government	Mortgage
	Market	Securities	Securities
	Portfolio	Portfolio	Portfolio

From Operations:
Net investment income	$65,450,938	$33,826,738	$29,305,426
Net realized gain from investment transactions	—	1,335,867	2,728,805
Net change in unrealized loss on investments	—	2,914,393	10,554,264

Net increase in net assets resulting from operations	65,450,938	38,076,998	42,588,495

Distributions to Unitholders:
From net investment income	(65,450,938)	(33,370,749)	(29,056,957)

Total distributions to Unitholders	(65,450,938)	(33,370,749)	(29,056,957)

From Unit Transactions:
Proceeds from sales of units	12,911,876,016	112,665,000	43,742,007
Reinvestment of dividends and distributions	25,716,092	6,155,392	4,891,066
Cost of units repurchased	(11,402,252,237)	(56,116,813)	(36,181,319)

Net increase in net assets resulting from unit transactions	1,535,339,871	62,703,579	12,451,754

Total increase	1,535,339,871	67,409,828	25,983,292

Net assets:
Beginning of year	446,474,022	539,803,086	455,282,549

End of year	$1,981,813,893	$607,212,914	$481,265,841

Accumulated undistributed net investment income	$—	$244,731	$325,005

Summary of Unit Transactions:
Units sold	12,911,876,016	11,597,069	4,465,589
Reinvestment of dividends and distributions	25,716,092	634,904	501,808
Units repurchased	(11,402,252,237)	(5,789,125)	(3,695,580)

Increase in units outstanding	1,535,339,871	6,442,848	1,271,817

The accompanying notes are an integral
part of these financial statements.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income
		from	Distributions								Ratio information
		investment	to								assuming no expense
		operations(a)	unitholders								reductions
								Ratio of
								net
						Ratio		invest-					Ratio of
	Net					of net		ment		Net	Ratio of		net
	asset		From	Net		expenses		income		assets	expenses		investment
	value,	Net	net	asset		to		to		at end	to		income
	begin-	invest-	invest-	value,		average		average		of	average		to
	ning of	ment	ment	end of	Total	net		net		period	net		average
	period	income	income	period	return(b)	assets		assets		(000)’s	assets		net assets

Six months ended (unaudited):
2/28/02	$1.00	$0.01	$(0.01)	$1.00	1.11%	0.12	% (c)	2.21	% (c)	$2,083,490	0.29	% (c)	2.04	%(c)
Year ended:
8/31/01	1.00	0.05	(0.05)	1.00	5.42	0.11		4.80		1,981,814	0.28		4.63
8/31/00	1.00	0.06	(0.06)	1.00	5.95	0.12		5.71		446,474	0.30		5.53
8/31/99	1.00	0.05	(0.05)	1.00	5.09	0.13		4.94		1,068,369	0.30		4.77
8/31/98	1.00	0.06	(0.06)	1.00	5.67	0.11		5.52		972,857	0.30		5.33
8/31/97	1.00	0.05	(0.05)	1.00	5.43	0.18		5.31		441,205	0.33		5.16

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from				Distributions to
		investment operations				unitholders
													Ratio of
				Net									net
				realized									invest-
	Net			and			In				Ratio of		ment		Net
	asset			unrealized	Total	From	excess		Net		expenses		income		assets	Port-
	value,	Net		gain (loss)	Income	net	of net		asset		to		to		at end	folio
	begin-	invest-		on	from	invest-	invest-		value,		average		average		of	turn-
	ning of	ment		invest-	investment	ment	ment	Total	end of	Total	net		net		period	over
	period	income		ments	operations	income	income	Distributions	period	return(b)	assets		assets		(000’s)	rate(d)

Six months ended (unaudited):
2/28/02	$9.72	$0.20	(a)(e)	$0.09 (e)	$0.29	$(0.25)	—	$(0.25)	$9.76	4.20%	0.33	% (c)	4.16	% (c)(e)	$706,080	69%
Year ended:
8/31/01	9.63	0.61	(a)	0.08	0.69	(0.60)	—	(0.60)	9.72	7.38	0.34		6.27		607,213	35
8/31/00	9.65	0.59	(a)	(0.04)	0.55	(0.57)	—	(0.57)	9.63	5.90	0.34		6.15		539,803	61
8/31/99	9.79	0.54		(0.14)	0.40	(0.54)	—	(0.54)	9.65	4.25	0.33		5.60		693,157	153
8/31/98	9.84	0.58		(0.04)	0.54	(0.58)	(0.01)	(0.59)	9.79	5.60	0.34		5.83		654,653	94
8/31/97	9.76	0.59		0.08	0.67	(0.59)	—	(0.59)	9.84	7.09	0.34		6.02		564,642	88

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Includes the effect of mortgage dollar roll transactions, if any.

(e)	As required, effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended February 28, 2002 was to decrease net investment income per share by $0.03, increase net realized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets by 0.73%. Per share ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

MORTGAGE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

		Income from			Distributions to
		investment operations			unitholders
											Ratio of
											net
			Net								invest-
	Net		realized						Ratio of		ment		Net
	asset		and	Total	From		Net		expenses		income		assets	Port-
	value,	Net	unrealized	Income	net		asset		to		to		at end	folio
	begin-	invest-	gain (loss)	from	invest-		value,		average		average		of	turn-
	ning of	ment	on invest-	investment	ment	Total	end of	Total	net		net		period	over
	period	income	ments	operations	income	Distributions	period	return(b)	assets		assets		(000’s)	rate(d)

Six months ended (unaudited):
2/28/02	$9.84	$0.28 (a)	$0.05	$0.33	$(0.28)	$(0.28)	$9.89	3.41%	0.31	% (c)	5.74	% (c)	$436,458	136%
Year ended:
8/31/01	9.56	0.62 (a)	0.27	0.89	(0.61)	(0.61)	9.84	9.60	0.30		6.35		481,266	164
8/31/00	9.57	0.60 (a)	(0.02)	0.58	(0.59)	(0.59)	9.56	6.30	0.30		6.27		455,283	84
8/31/99	9.90	0.57	(0.33)	0.24	(0.57)	(0.57)	9.57	2.51	0.29		5.87		492,605	168
8/31/98	9.75	0.64	0.13	0.77	(0.62)	(0.62)	9.90	8.10	0.30		6.44		442,550	109
8/31/97	9.65	0.64	0.10	0.74	(0.64)	(0.64)	9.75	7.89	0.30		6.57		350,315	106

(a)	Calculated based on average units outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Includes the effect of mortgage dollar roll transactions, if any.

The accompanying notes are an integral

part of these financial statements.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS

February 28, 2002

(Unaudited)

1.  Organization

      Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio collectively, “the Portfolios” or individually a “Portfolio.” Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2.  Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

  A.  Investment Valuation

      For the Government Securities and Mortgage Securities Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

  B.  Security Transactions and Investment Income

      Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio amortizes market discounts and premiums on certain mortgage-backed securities and Treasury obligations. For the Government Securities and Mortgage Securities Portfolios, interest income is determined on the basis of interest accrued.

      For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2002

(Unaudited)

2.  Summary of Significant Accounting Policies— (Continued)

decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage-backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage-backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

      As required, effective September 1, 2001, the Government Securities Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to September 1, 2001, the Fund did not amortize premiums on debt securities. The effect of this accounting change had no impact on total net assets or the net asset value per share of the Fund.

      The effect of this change for the six months ended February 28, 2002, was to decrease net investment income by $2,379,578 and increase net realized gains (losses) on investments by $2,379,578.

  C.  Mortgage Dollar Rolls

      The Government Securities and Mortgage Securities Portfolios may enter into mortgage “dollar rolls” in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

  D.  Federal Taxes

      It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains on

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2002

(Unaudited)

2.  Summary of Significant Accounting Policies— (Continued)

investment transactions, or from paid-in capital depending on the type of book/tax differences that may exist.

      As of each Portfolio’s most recent tax year-end, the following Portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

Portfolio	Amount	Years of Expiration

Government Securities	$16,822,000	2002 through 2009
Mortgage Securities	11,913,000	2002 through 2008

      These amounts are available to be carried forward to offset future capital gains of the corresponding Portfolios to the extent permitted by applicable laws or regulations.

      At February 28, 2002, the Portfolios’ aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss of investments for federal income tax purposes are as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Portfolio	Tax Cost	Gain	(Loss)	Gain

Money Market Portfolio	$1,088,652,837	$—	$—	$—
Government Securities Portfolio	722,724,479	4,155,288	(2,762,793)	1,392,495
Mortgage Securities Portfolio	455,647,331	5,585,990	(334,436)	5,251,554

  E.  Expenses

      Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period.

  F.  Repurchase Agreements

      Repurchase agreements involve the purchase of securities subject to the sellers agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or at designated subcustodians.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2002

(Unaudited)

2.  Summary of Significant Accounting Policies— (Continued)

  G.  When-Issued Securities

      Consistent with National Credit Union Association (NCUA) rules and regulations, the Government Securities and Mortgage Securities Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale may be recorded as a liability on the Portfolios’ records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security.

3.  Agreements

      Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement with the Portfolios. Under the Advisory Agreement, GSAM, subject to the general supervision of the Portfolio’s Trustees, manages the Portfolios and provides certain administrative services. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Asset levels	Fee

Money Market	up to $300 million	0.20%
	in excess of $300 million	0.15
Government Securities	all	0.20
Mortgage Securities	all	0.20

      Goldman Sachs has voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2002, GSAM waived advisory fees amounting to approximately $863,000.

      Callahan Credit Union Financial Services Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolios’ Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2002

(Unaudited)

3.  Agreements— (Continued)

Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Fee

Money Market	0.10%
Government Securities	0.10
Mortgage Securities	0.05

      CUFSLP has voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. For the six months ended February 28, 2002, CUFSLP waived administration fees amounting to approximately $788,000.

      CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the “Expenses”) of the Money Market Portfolio exceed .20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the six months ended February 28, 2002, no expenses were required to be reimbursed by CUFSLP under this agreement.

      CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio’s average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio’s average daily net assets. For the six months ended February 28, 2002, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

      In addition, the Portfolios have entered into certain expenses offset arrangements with the custodian resulting in a reduction in the Portfolios’ expenses. For the six months ended February 28, 2002, custody fee reductions for Money Market, Government Securities and Mortgage Securities Portfolios amounted to approximately $1,000, $400 and $1,300, respectively.

      Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the six months ended February 28, 2002, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios and receives a fee from the Government Securities and Mortgage Securities Portfolios.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2002

(Unaudited)

4.  Investment Transactions

      The cost of purchases and proceeds of sales and maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the six months ended February 28, 2002 were as follows ($ in thousands):

	Government	Mortgage
	Securities	Securities
	Portfolio	Portfolio

Purchases of U.S. Government and agency obligations	$566,434	$592,138
Purchases (excluding U.S. Government and agency obligations)	—	10,186
Sales or maturities of U.S. Government and agency obligations	424,972	608,980
Sales or maturities (excluding U.S. Government and agency obligations)	—	13,376

5.  Line of Credit Facility

      The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended February 28, 2002, the Portfolios did not have any borrowings under this facility.

6.  Other Matters

      Pursuant to a Securities and Exchange Commission exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs.

7.  Joint Repurchase Agreement Accounts

      The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

      As of February 28, 2002, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Account I which equaled $344,900,000 in principal amount. As of February 28,

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS— (Continued)

February 28, 2002

(Unaudited)

7.  Joint Repurchase Agreement Accounts— (Continued)

2002, the repurchase agreements in this joint account were fully collateralized by U.S. Treasury obligations.

	Principal	Interest	Maturity	Amortized	Maturity
Repurchase Agreement	Amount	Rate	Date	Cost	Value

AMN AMRO, Inc.	$300,000,000	1.88%	03/01/2002	$300,000,000	$300,015,667
Bank of America	200,000,000	1.87	03/01/2002	200,000,000	200,010,389
Barclays Capital	1,000,000,000	1.89	03/01/2002	1,000,000,000	1,000,052,500
Credit Suisse First Boston Corp.	250,000,000	1.87	03/01/2002	250,000,000	250,012,986
Deutsche Bank Securities, Inc.	800,000,000	1.87	03/01/2002	800,000,000	800,041,556
Greenwich Capital	300,000,000	1.89	03/01/2002	300,000,000	300,015,750
J.P. Morgan Chase & Co.	1,000,000,000	1.87	03/01/2002	1,000,000,000	1,000,051,944
Salomon Smith Barney Holdings, Inc.	800,000,000	1.87	03/01/2002	800,000,000	800,041,556
SG Cowen	300,000,000	1.88	03/01/2002	300,000,000	300,015,667
UBS Warburg LLC	2,000,000,000	1.88	03/01/2002	2,000,000,000	2,000,104,444
UBS Warburg LLC	250,000,000	1.90	03/01/2002	250,000,000	250,013,194
UBS Warburg LLC	700,000,000	1.89	03/01/2002	700,000,000	700,036,750

				$7,900,000,000	$7,900,412,403

      As of February 28, 2002, the Money Market Portfolio, Government Securities Portfolio and the Mortgage Securities Portfolio had undivided interests in the repurchase agreements in Joint Account II which equaled $300,000,000, $108,000,000 and $28,300,000 in principal amount, respectively. As of February 28, 2002, the repurchase agreements in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Amortized	Maturity
Repurchase Agreement	Amount	Rate	Date	Cost	Value

Bank of America	$500,000,000	1.90%	03/01/2002	$500,000,000	$500,026,389
Barclays Capital	500,000,000	1.91	03/01/2002	500,000,000	500,026,528
Deutsche Bank Securities, Inc.	2,000,000,000	1.90	03/01/2002	2,000,000,000	2,000,105,556
Greenwich Capital	800,000,000	1.91	03/01/2002	800,000,000	800,042,444
J.P. Morgan Chase & Co.	2,500,000,000	1.90	03/01/2002	2,500,000,000	2,500,131,944
Morgan Stanley	1,500,000,000	1.90	03/01/2002	1,500,000,000	1,500,079,167
Salomon Smith Barney Holdings, Inc.	1,500,000,000	1.90	03/01/2002	1,500,000,000	1,500,079,167
SG Cowen Securities Corp.	300,000,000	1.91	03/01/2002	300,000,000	300,015,917
UBS Warburg LLC	1,500,400,000	1.90	03/01/2002	1,500,400,000	1,500,479,188

				$11,100,400,000	$11,100,986,300

TRUST

for Credit Unions

Trustees
John T. Collins, Chairman
Thomas S. Condit,Vice-Chairman
James C. Barr
Jonathan Beinner
Edgar F. Callahan
Robert M. Coen
Betty G. Hobbs
Gary Oakland
D. Michael Riley
Wendell A. Sebastian

Officers
Charles W. Filson, President
James A. Fitzpatrick, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary
Kaysie P. Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Adviser
Goldman Sachs Asset Management,
a business unit of the Investment Management Division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.

Goldman, Sachs & Co.

Independent Accountants
PricewaterhouseCoopers LLP

Return address:
Goldman Sachs Funds
4900 Sears Tower, 51st Floor
Chicago, IL 60606

This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Portfolios’ objectives and policies, management, expenses and other information.

TCUSAR02

Goldman Sachs Funds 4900 Sears Tower, 51st Floor, Chicago, IL 60606

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